Revenue - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Remaining performance obligation amount	$ 665,500
Performance obligation percentage to be recognized	48.00%
Revenue recognized for variable consideration	$ 102,300	$ 80,900	$ 58,600
Contract assets	30,632	38,802	38,400
Contract liabilities	73,388	44,345	44,300
Contract liabilities, recognized as deferred revenue			41,300
Contract asset increase due to fulfillment of promises prior to billing	(8,200)
Deferred revenue, revenue recognized	$ 43,800	$ 40,900	27,800
Increase in deferred revenue			$ 29,100